Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000909221
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

Risk/Return Summary JPMorgan Insurance Trust Equity Index Portfolio
What is the goal of the Portfolio?
The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		JPMorgan Insurance Trust Equity Index Portfolio Class 1
Management Fees		0.25%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		0.60%
Fee Waivers and Expense Reimbursements	[1]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.40%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
JPMorgan Insurance Trust Equity Index Portfolio Class 1	41	172	315	731

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
JPMorgan Insurance Trust Equity Index Portfolio Class 1	41	172	315	731

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 11% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

The Portfolio invests in stocks included in the S&P 500 Index[1] and also may invest in stock index futures. The Portfolio's adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Portfolio and that of the S&P 500 Index without taking into account the Portfolio's expenses. Perfect correlation would be 1.00.

The percentage of a stock that the Portfolio holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in stocks of companies included in the index or indices identified by the Portfolio and in derivative instruments that provide exposure to stocks of such companies. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintain a cash balance for liquidity.

1	"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Portfolio.

The Portfolio's Main Investment Risks

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Index Investing Risk. The Portfolio is not actively managed and is designed to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Portfolio at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Portfolio were not fully invested in such securities. There is also the risk that the Portfolio's performance may not correlate with the performance of the index.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds S&P 500 Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	15.78%
Worst Quarter	4th quarter, 2008	–21.95%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - JPMorgan Insurance Trust Equity Index Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	14.41%	1.96%	1.00%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	15.06%	2.29%	1.41%
LIPPER VARIABLE UNDERLYING FUNDS S&P 500 FUNDS INDEX (Reflects No Deduction for Taxes)	14.71%	2.01%	1.13%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
JPMorgan Insurance Trust Equity Index Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	41
3 Years	rr_ExpenseExampleYear03	172
5 Years	rr_ExpenseExampleYear05	315
10 Years	rr_ExpenseExampleYear10	731
1 Year	rr_ExpenseExampleNoRedemptionYear01	41
3 Years	rr_ExpenseExampleNoRedemptionYear03	172
5 Years	rr_ExpenseExampleNoRedemptionYear05	315
10 Years	rr_ExpenseExampleNoRedemptionYear10	731
Annual Return 2001	rr_AnnualReturn2001	(12.34%)
Annual Return 2002	rr_AnnualReturn2002	(22.48%)
Annual Return 2003	rr_AnnualReturn2003	27.98%
Annual Return 2004	rr_AnnualReturn2004	10.34%
Annual Return 2005	rr_AnnualReturn2005	4.46%
Annual Return 2006	rr_AnnualReturn2006	15.42%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	(37.21%)
Annual Return 2009	rr_AnnualReturn2009	26.44%
Annual Return 2010	rr_AnnualReturn2010	14.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.41%
Past 5 Years	rr_AverageAnnualReturnYear05	1.96%
Past 10 Years	rr_AverageAnnualReturnYear10	1.00%
JPMorgan Insurance Trust Equity Index Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Equity Index Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio invests in stocks included in the S&P 500 Index[1] and also may invest in stock index futures. The Portfolio's adviser attempts to track the performance of the S&P 500 Index to achieve a correlation of at least 0.95 between the performance of the Portfolio and that of the S&P 500 Index without taking into account the Portfolio's expenses. Perfect correlation would be 1.00.

The percentage of a stock that the Portfolio holds will be approximately the same percentage that the stock represents in the S&P 500 Index. The adviser generally picks stocks in the order of their weightings in the S&P 500 Index, starting with the heaviest weighted stock. Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in stocks of companies included in the index or indices identified by the Portfolio and in derivative instruments that provide exposure to stocks of such companies. "Assets" means net assets, plus the amount of borrowings for investment purposes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to gain or reduce exposure to its index, maintain liquidity and minimize transaction costs. In managing cash flows, the Portfolio buys futures contracts to invest incoming cash in the market or sells futures contracts in response to cash outflows, thereby gaining market exposure to the index while maintain a cash balance for liquidity.

1	"S&P 500" is a registered service mark of Standard & Poor's Corporation, which does not sponsor and is in no way affiliated with the Portfolio.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Index Investing Risk. The Portfolio is not actively managed and is designed to track the performance of the S&P 500 Index. Therefore, securities may be purchased, retained and sold by the Portfolio at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Portfolio were not fully invested in such securities. There is also the risk that the Portfolio's performance may not correlate with the performance of the index.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds S&P 500 Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds S&P 500 Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	15.78%
Worst Quarter	4th quarter, 2008	–21.95%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
JPMorgan Insurance Trust Equity Index Portfolio | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
JPMorgan Insurance Trust Equity Index Portfolio | LIPPER VARIABLE UNDERLYING FUNDS S&P 500 FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.71%
Past 5 Years	rr_AverageAnnualReturnYear05	2.01%
Past 10 Years	rr_AverageAnnualReturnYear10	1.13%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.40% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio
Risk/Return Summary JPMorgan Insurance Trust Intrepid Growth Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide long-term capital growth.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.37%
Total Annual Fund Operating Expenses		1.02%
Fee Waivers and Expense Reimbursements	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.90%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1	92	313	552	1,237

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 1	92	313	552	1,237

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 126% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests primarily in equity investments of large and mid capitalization companies. The Portfolio generally defines large capitalization companies as those with a market capitalization over  $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between  $1 billion and  $10 billion at the time of purchase. In implementing its main strategies, the Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria or if the adviser believes that more attractive opportunities are available.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Portfolio may invest in large and mid capitalization companies, the Portfolio's risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.76%
Worst Quarter	4th quarter, 2008	–21.81%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	16.10%	2.19%	(0.93%)
RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	16.71%	3.75%	0.02%
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	14.92%	2.64%	(0.12%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	552
10 Years	rr_ExpenseExampleYear10	1,237
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	313
5 Years	rr_ExpenseExampleNoRedemptionYear05	552
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,237
Annual Return 2001	rr_AnnualReturn2001	(20.28%)
Annual Return 2002	rr_AnnualReturn2002	(28.48%)
Annual Return 2003	rr_AnnualReturn2003	27.54%
Annual Return 2004	rr_AnnualReturn2004	7.05%
Annual Return 2005	rr_AnnualReturn2005	5.05%
Annual Return 2006	rr_AnnualReturn2006	5.37%
Annual Return 2007	rr_AnnualReturn2007	11.55%
Annual Return 2008	rr_AnnualReturn2008	(39.22%)
Annual Return 2009	rr_AnnualReturn2009	34.32%
Annual Return 2010	rr_AnnualReturn2010	16.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Past 1 Year	rr_AverageAnnualReturnYear01	16.10%
Past 5 Years	rr_AverageAnnualReturnYear05	2.19%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.93%)
Class 1 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Intrepid Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests primarily in equity investments of large and mid capitalization companies. The Portfolio generally defines large capitalization companies as those with a market capitalization over  $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between  $1 billion and  $10 billion at the time of purchase. In implementing its main strategies, the Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria or if the adviser believes that more attractive opportunities are available.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Portfolio may invest in large and mid capitalization companies, the Portfolio's risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2009	15.76%
Worst Quarter	4th quarter, 2008	–21.81%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.71%
Past 5 Years	rr_AverageAnnualReturnYear05	3.75%
Past 10 Years	rr_AverageAnnualReturnYear10	0.02%
Class 1 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.92%
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.12%)

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Risk/Return Summary JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
What is the goal of the Portfolio?
The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.57%
Total Annual Fund Operating Expenses		1.22%
Fee Waivers and Expense Reimbursements	[1]	(0.32%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.90%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	92	356	640	1,449

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 1	92	356	640	1,449

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 46% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Index ranged from  $193 million to  $24.9 billion. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies.

The Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria listed above or if the adviser believes that more attractive opportunities are available.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.96%
Worst Quarter	4th quarter, 2008	–22.56%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	19.52%	3.09%	4.85%
RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	25.47%	4.66%	6.54%
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	24.74%	3.97%	6.28%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	1,449
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	356
5 Years	rr_ExpenseExampleNoRedemptionYear05	640
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,449
Annual Return 2001	rr_AnnualReturn2001	(4.03%)
Annual Return 2002	rr_AnnualReturn2002	(17.81%)
Annual Return 2003	rr_AnnualReturn2003	30.44%
Annual Return 2004	rr_AnnualReturn2004	14.42%
Annual Return 2005	rr_AnnualReturn2005	17.10%
Annual Return 2006	rr_AnnualReturn2006	14.12%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	(38.82%)
Annual Return 2009	rr_AnnualReturn2009	35.66%
Annual Return 2010	rr_AnnualReturn2010	19.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
Past 1 Year	rr_AverageAnnualReturnYear01	19.52%
Past 5 Years	rr_AverageAnnualReturnYear05	3.09%
Past 10 Years	rr_AverageAnnualReturnYear10	4.85%
Class 1 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Index ranged from  $193 million to  $24.9 billion. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies.

The Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria listed above or if the adviser believes that more attractive opportunities are available.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2009	18.96%
Worst Quarter	4th quarter, 2008	–22.56%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.47%
Past 5 Years	rr_AverageAnnualReturnYear05	4.66%
Past 10 Years	rr_AverageAnnualReturnYear10	6.54%
Class 1 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.74%
Past 5 Years	rr_AverageAnnualReturnYear05	3.97%
Past 10 Years	rr_AverageAnnualReturnYear10	6.28%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio
Risk/Return Summary JPMorgan Insurance Trust Mid Cap Growth Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 1
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.97%
Fee Waivers and Expense Reimbursements	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.90%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 1	92	302	529	1,183

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 1	92	302	529	1,183

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 76% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies which the Portfolio's adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from  $671 million to  $24.9 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those that the adviser believes have leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	21.08%
Worst Quarter	4th quarter, 2008	-27.00%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	25.63%	5.70%	4.12%
RUSSELL MIDCAP GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	26.38%	4.88%	3.12%
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	27.62%	5.70%	2.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	302
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,183
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	302
5 Years	rr_ExpenseExampleNoRedemptionYear05	529
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,183
Annual Return 2001	rr_AnnualReturn2001	(10.65%)
Annual Return 2002	rr_AnnualReturn2002	(20.13%)
Annual Return 2003	rr_AnnualReturn2003	27.15%
Annual Return 2004	rr_AnnualReturn2004	12.62%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	17.24%
Annual Return 2008	rr_AnnualReturn2008	(43.78%)
Annual Return 2009	rr_AnnualReturn2009	43.04%
Annual Return 2010	rr_AnnualReturn2010	25.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.00%)
Past 1 Year	rr_AverageAnnualReturnYear01	25.63%
Past 5 Years	rr_AverageAnnualReturnYear05	5.70%
Past 10 Years	rr_AverageAnnualReturnYear10	4.12%
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Mid Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies which the Portfolio's adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from  $671 million to  $24.9 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those that the adviser believes have leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th quarter, 2001	21.08%
Worst Quarter	4th quarter, 2008	-27.00%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | RUSSELL MIDCAP GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.88%
Past 10 Years	rr_AverageAnnualReturnYear10	3.12%
Class 1 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.62%
Past 5 Years	rr_AverageAnnualReturnYear05	5.70%
Past 10 Years	rr_AverageAnnualReturnYear10	2.00%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust Core Bond Portfolio
Risk/Return Summary JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 2
Management Fees		0.40%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.88%
Fee Waivers and Expense Reimbursements	[1]	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.85%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.85% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 2	87	278	485	1,082

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 2	87	278	485	1,082

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 10% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest only (IO), principal only (PO) or principal and interest.

The Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio's net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and 12 years.

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser's discretion. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase.

The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a main strategy of the Portfolio, the Portfolio may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.

The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Interest Rate Risk. The Portfolio's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Portfolio's investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

The Portfolio will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Foreign Issuer Risks. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks and regulatory issues facing issuers in such foreign countries.

Redemption Risk. The Portfolio may need to sell its holdings in order to meet shareholder redemption requests. The Portfolio could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares. The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2001	5.08%
Worst Quarter	2nd quarter, 2004	–2.30%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust Core Bond Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	8.97%	5.86%	5.83%
BARCLAY'S CAPITAL U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	6.54%	5.80%	5.84%
LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX (Reflects No Deduction for Taxes)	6.07%	5.02%	5.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust Core Bond Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	485
10 Years	rr_ExpenseExampleYear10	1,082
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	278
5 Years	rr_ExpenseExampleNoRedemptionYear05	485
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,082
Annual Return 2001	rr_AnnualReturn2001	8.85%
Annual Return 2002	rr_AnnualReturn2002	9.99%
Annual Return 2003	rr_AnnualReturn2003	3.87%
Annual Return 2004	rr_AnnualReturn2004	4.13%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	6.02%
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	9.32%
Annual Return 2010	rr_AnnualReturn2010	8.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
Past 1 Year	rr_AverageAnnualReturnYear01	8.97%
Past 5 Years	rr_AverageAnnualReturnYear05	5.86%
Past 10 Years	rr_AverageAnnualReturnYear10	5.83%
Class 2 Shares | JPMorgan Insurance Trust Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Core Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest only (IO), principal only (PO) or principal and interest.

The Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio's net assets include the amount of borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and 12 years.

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be issued by a foreign corporation, government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser's discretion. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase.

The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a main strategy of the Portfolio, the Portfolio may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.

The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Interest Rate Risk. The Portfolio's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Portfolio's investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

The Portfolio will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Foreign Issuer Risks. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks and regulatory issues facing issuers in such foreign countries.

Redemption Risk. The Portfolio may need to sell its holdings in order to meet shareholder redemption requests. The Portfolio could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares. The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2001	5.08%
Worst Quarter	2nd quarter, 2004	–2.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust Core Bond Portfolio | BARCLAY'S CAPITAL U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Past 10 Years	rr_AverageAnnualReturnYear10	5.84%
Class 2 Shares | JPMorgan Insurance Trust Core Bond Portfolio | LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.07%
Past 5 Years	rr_AverageAnnualReturnYear05	5.02%
Past 10 Years	rr_AverageAnnualReturnYear10	5.08%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.85% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust International Equity Portfolio
Risk/Return Summary JPMorgan Insurance Trust International Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust International Equity Portfolio Class 2
Management Fees		0.60%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.38%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.28%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.28% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust International Equity Portfolio Class 2	130	427	746	1,649

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust International Equity Portfolio Class 2	130	427	746	1,649

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 15% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal conditions, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The equity securities in which the Portfolio may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Portfolio may utilize currency forwards to manage the currency exposure of its foreign investments relative to its benchmark. The Portfolio may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Portfolio, the adviser will seek to diversify the Portfolio by investing in issuers in at least three different countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one region or country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Portfolio may also invest in companies or governments in emerging markets.

The adviser may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Geographic Focus Risk. The Portfolio may concentrate its investments in a region or small group of countries. As a result, the Portfolio's performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio's securities and the price of the Portfolio's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Portfolio may also hedge from one foreign currency to another. However, the Portfolio does not typically use this strategy for its emerging markets currency exposure.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is based on the performance of the JPMorgan International Equity Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. The actual returns of the Portfolio's Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	24.38%
Worst Quarter	3rd quarter, 2002	–20.84%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust International Equity Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	6.87%	2.40%	2.58%
MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	7.75%	2.46%	3.50%
LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX (Reflects No Deduction for Taxes)	11.09%	2.49%	2.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust International Equity Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[1]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	746
10 Years	rr_ExpenseExampleYear10	1,649
1 Year	rr_ExpenseExampleNoRedemptionYear01	130
3 Years	rr_ExpenseExampleNoRedemptionYear03	427
5 Years	rr_ExpenseExampleNoRedemptionYear05	746
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,649
Annual Return 2001	rr_AnnualReturn2001	(19.14%)
Annual Return 2002	rr_AnnualReturn2002	(18.31%)
Annual Return 2003	rr_AnnualReturn2003	32.44%
Annual Return 2004	rr_AnnualReturn2004	18.37%
Annual Return 2005	rr_AnnualReturn2005	10.69%
Annual Return 2006	rr_AnnualReturn2006	22.04%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	34.91%
Annual Return 2010	rr_AnnualReturn2010	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Past 1 Year	rr_AverageAnnualReturnYear01	6.87%
Past 5 Years	rr_AverageAnnualReturnYear05	2.40%
Past 10 Years	rr_AverageAnnualReturnYear10	2.58%
Class 2 Shares | JPMorgan Insurance Trust International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The equity securities in which the Portfolio may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Portfolio may utilize currency forwards to manage the currency exposure of its foreign investments relative to its benchmark. The Portfolio may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Portfolio, the adviser will seek to diversify the Portfolio by investing in issuers in at least three different countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one region or country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Portfolio may also invest in companies or governments in emerging markets.

The adviser may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Geographic Focus Risk. The Portfolio may concentrate its investments in a region or small group of countries. As a result, the Portfolio's performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio's securities and the price of the Portfolio's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Portfolio may also hedge from one foreign currency to another. However, the Portfolio does not typically use this strategy for its emerging markets currency exposure.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is based on the performance of the JPMorgan International Equity Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. The actual returns of the Portfolio's Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	24.38%
Worst Quarter	3rd quarter, 2002	–20.84%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust International Equity Portfolio | MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.75%
Past 5 Years	rr_AverageAnnualReturnYear05	2.46%
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%
Class 2 Shares | JPMorgan Insurance Trust International Equity Portfolio | LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.09%
Past 5 Years	rr_AverageAnnualReturnYear05	2.49%
Past 10 Years	rr_AverageAnnualReturnYear10	2.50%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.28% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio
Risk/Return Summary JPMorgan Insurance Trust Intrepid Growth Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide long-term capital growth.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 2
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.37%
Total Annual Fund Operating Expenses		1.27%
Fee Waivers and Expense Reimbursements	[1]	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.15%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 2	117	391	685	1,523

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio Class 2	117	391	685	1,523

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 126% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests primarily in equity investments of large and mid capitalization companies. The Portfolio generally defines large capitalization companies as those with a market capitalization over  $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between  $1 billion and  $10 billion at the time of purchase. In implementing its main strategies, the Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria or if the adviser believes that more attractive opportunities are available.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Portfolio may invest in large and mid capitalization companies, the Portfolio's risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	15.76%
Worst Quarter	4th quarter, 2008	–21.84%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust Intrepid Growth Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	15.81%	1.97%	(1.03%)
RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	16.71%	3.75%	0.02%
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	14.92%	2.64%	(0.12%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,523
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	391
5 Years	rr_ExpenseExampleNoRedemptionYear05	685
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
Annual Return 2001	rr_AnnualReturn2001	(20.28%)
Annual Return 2002	rr_AnnualReturn2002	(28.48%)
Annual Return 2003	rr_AnnualReturn2003	27.54%
Annual Return 2004	rr_AnnualReturn2004	7.05%
Annual Return 2005	rr_AnnualReturn2005	5.05%
Annual Return 2006	rr_AnnualReturn2006	5.37%
Annual Return 2007	rr_AnnualReturn2007	11.25%
Annual Return 2008	rr_AnnualReturn2008	(39.36%)
Annual Return 2009	rr_AnnualReturn2009	34.03%
Annual Return 2010	rr_AnnualReturn2010	15.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.84%)
Past 1 Year	rr_AverageAnnualReturnYear01	15.81%
Past 5 Years	rr_AverageAnnualReturnYear05	1.97%
Past 10 Years	rr_AverageAnnualReturnYear10	(1.03%)
Class 2 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Intrepid Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 126% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests primarily in equity investments of large and mid capitalization companies. The Portfolio generally defines large capitalization companies as those with a market capitalization over  $10 billion at the time of purchase, and mid capitalization companies as those with market capitalization between  $1 billion and  $10 billion at the time of purchase. In implementing its main strategies, the Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell 1000 Growth Index that the adviser believes are undervalued and/or have strong momentum. In identifying securities that have strong momentum, the adviser looks for securities which have prices that have been increasing and that the adviser believes will continue to increase.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria or if the adviser believes that more attractive opportunities are available.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Mid Cap Company Risk. Because the Portfolio may invest in large and mid capitalization companies, the Portfolio's risks increase as it invests more heavily in mid cap companies. Investments in mid cap companies may be riskier than investments in larger, more established companies. Mid cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

High Portfolio Turnover Risk. The Portfolio may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 1000® Growth Index and the Lipper Variable Underlying Funds Large-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2009	15.76%
Worst Quarter	4th quarter, 2008	–21.84%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | RUSSELL 1000 GROWTH INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	16.71%
Past 5 Years	rr_AverageAnnualReturnYear05	3.75%
Past 10 Years	rr_AverageAnnualReturnYear10	0.02%
Class 2 Shares | JPMorgan Insurance Trust Intrepid Growth Portfolio | LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	14.92%
Past 5 Years	rr_AverageAnnualReturnYear05	2.64%
Past 10 Years	rr_AverageAnnualReturnYear10	(0.12%)

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Risk/Return Summary JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
What is the goal of the Portfolio?
The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.58%
Total Annual Fund Operating Expenses		1.48%
Fee Waivers and Expense Reimbursements	[1]	(0.33%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.15%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	117	436	777	1,740

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio Class 2	117	436	777	1,740

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 46% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Index ranged from  $193 million to  $24.9 billion. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies.

The Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria listed above or if the adviser believes that more attractive opportunities are available.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.85%
Worst Quarter	4th quarter, 2008	-22.66%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	19.24%	2.88%	4.74%
RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	25.47%	4.66%	6.54%
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	24.74%	3.97%	6.28%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	777
10 Years	rr_ExpenseExampleYear10	1,740
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	436
5 Years	rr_ExpenseExampleNoRedemptionYear05	777
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,740
Annual Return 2001	rr_AnnualReturn2001	(4.03%)
Annual Return 2002	rr_AnnualReturn2002	(17.81%)
Annual Return 2003	rr_AnnualReturn2003	30.44%
Annual Return 2004	rr_AnnualReturn2004	14.42%
Annual Return 2005	rr_AnnualReturn2005	17.10%
Annual Return 2006	rr_AnnualReturn2006	14.12%
Annual Return 2007	rr_AnnualReturn2007	2.60%
Annual Return 2008	rr_AnnualReturn2008	(38.98%)
Annual Return 2009	rr_AnnualReturn2009	35.73%
Annual Return 2010	rr_AnnualReturn2010	19.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
Past 1 Year	rr_AverageAnnualReturnYear01	19.24%
Past 5 Years	rr_AverageAnnualReturnYear05	2.88%
Past 10 Years	rr_AverageAnnualReturnYear10	4.74%
Class 2 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in common and preferred stocks, rights, warrants, convertible securities and other equity securities of mid cap companies. "Assets" means net assets, plus the amount of borrowing for investment purposes. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Index ranged from  $193 million to  $24.9 billion. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies.

The Portfolio invests primarily in a broad portfolio of common stocks of companies within the Russell Midcap Index that the adviser believes have characteristics such as attractive valuations and other attributes that the adviser believes should lead to relative outperformance.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio has an actively managed strategy that employs an investment process based on behavioral finance principles. Behavioral finance theorizes that investors behave irrationally in systematic and predictable ways because human psychology affects investment decision-making. This investor behavior results in market inefficiencies that persist over time. The Portfolio seeks to capitalize on these market anomalies through a disciplined and dispassionate investment process.

The Portfolio will sell a stock if the adviser determines that the issuer no longer meets the Portfolio's investment criteria listed above or if the adviser believes that more attractive opportunities are available.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Index and the Lipper Variable Underlying Funds Mid-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	3rd quarter, 2009	18.85%
Worst Quarter	4th quarter, 2008	-22.66%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.47%
Past 5 Years	rr_AverageAnnualReturnYear05	4.66%
Past 10 Years	rr_AverageAnnualReturnYear10	6.54%
Class 2 Shares | JPMorgan Insurance Trust Intrepid Mid Cap Portfolio | LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.74%
Past 5 Years	rr_AverageAnnualReturnYear05	3.97%
Past 10 Years	rr_AverageAnnualReturnYear10	6.28%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio
Risk/Return Summary JPMorgan Insurance Trust Mid Cap Growth Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 2
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		1.22%
Fee Waivers and Expense Reimbursements	[1]	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.15%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 2	117	380	664	1,471

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio Class 2	117	380	664	1,471

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 76% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies which the Portfolio's adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from  $671 million to  $24.9 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those that the adviser believes have leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered.The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	4th quarter, 2001	21.08%
Worst Quarter	4th quarter, 2008	–27.09%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust Mid Cap Growth Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	25.36%	5.47%	4.01%
RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	26.38%	4.88%	3.12%
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)	27.62%	5.70%	2.00%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	664
10 Years	rr_ExpenseExampleYear10	1,471
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	380
5 Years	rr_ExpenseExampleNoRedemptionYear05	664
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,471
Annual Return 2001	rr_AnnualReturn2001	(10.65%)
Annual Return 2002	rr_AnnualReturn2002	(20.13%)
Annual Return 2003	rr_AnnualReturn2003	27.15%
Annual Return 2004	rr_AnnualReturn2004	12.62%
Annual Return 2005	rr_AnnualReturn2005	11.09%
Annual Return 2006	rr_AnnualReturn2006	11.39%
Annual Return 2007	rr_AnnualReturn2007	16.98%
Annual Return 2008	rr_AnnualReturn2008	(43.96%)
Annual Return 2009	rr_AnnualReturn2009	42.72%
Annual Return 2010	rr_AnnualReturn2010	25.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.09%)
Past 1 Year	rr_AverageAnnualReturnYear01	25.36%
Past 5 Years	rr_AverageAnnualReturnYear05	5.47%
Past 10 Years	rr_AverageAnnualReturnYear10	4.01%
Class 2 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Mid Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 76% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stocks and debt securities and preferred stocks that are convertible to common stocks. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its main strategies, the Portfolio invests primarily in common stocks of mid cap companies which the Portfolio's adviser believes are capable of achieving sustained growth. Mid cap companies are companies with market capitalizations similar to those within the universe of the Russell Midcap® Growth Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell Midcap Growth Index ranged from  $671 million to  $24.9 billion.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Portfolio include those that the adviser believes have leading competitive positions, predictable and durable business models and management that can achieve sustained growth.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index.The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered.The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Growth Index and the Lipper Variable Underlying Funds Mid-Cap Growth Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th quarter, 2001	21.08%
Worst Quarter	4th quarter, 2008	–27.09%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.38%
Past 5 Years	rr_AverageAnnualReturnYear05	4.88%
Past 10 Years	rr_AverageAnnualReturnYear10	3.12%
Class 2 Shares | JPMorgan Insurance Trust Mid Cap Growth Portfolio | LIPPER VARIABLE UNDERLYING FUNDS MID-CAP GROWTH FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.62%
Past 5 Years	rr_AverageAnnualReturnYear05	5.70%
Past 10 Years	rr_AverageAnnualReturnYear10	2.00%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.15% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return Summary JPMorgan Insurance Trust Small Cap Core Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 2
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.38%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.29%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 2	131	409	708	1,556

WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 2	131	409	708	1,556

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 45% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell 2000 Index ranged from  $8 million to  $5.7 billion. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is based on the performance of the JPMorgan Small Company Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. The actual returns of the Portfolio's Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling1-800-480-4111. The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	19.85%
Worst Quarter	4th quarter, 2008	–26.24%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust Small Cap Core Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	26.89%	2.75%	3.97%
RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	26.85%	4.47%	6.33%
LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	25.20%	3.83%	4.76%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	409
5 Years	rr_ExpenseExampleYear05	708
10 Years	rr_ExpenseExampleYear10	1,556
1 Year	rr_ExpenseExampleNoRedemptionYear01	131
3 Years	rr_ExpenseExampleNoRedemptionYear03	409
5 Years	rr_ExpenseExampleNoRedemptionYear05	708
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
Annual Return 2001	rr_AnnualReturn2001	(8.03%)
Annual Return 2002	rr_AnnualReturn2002	(21.65%)
Annual Return 2003	rr_AnnualReturn2003	35.98%
Annual Return 2004	rr_AnnualReturn2004	27.17%
Annual Return 2005	rr_AnnualReturn2005	3.42%
Annual Return 2006	rr_AnnualReturn2006	15.01%
Annual Return 2007	rr_AnnualReturn2007	(5.67%)
Annual Return 2008	rr_AnnualReturn2008	(31.98%)
Annual Return 2009	rr_AnnualReturn2009	22.58%
Annual Return 2010	rr_AnnualReturn2010	26.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.24%)
Past 1 Year	rr_AverageAnnualReturnYear01	26.89%
Past 5 Years	rr_AverageAnnualReturnYear05	2.75%
Past 10 Years	rr_AverageAnnualReturnYear10	3.97%
Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Small Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses shown in the fee table. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell 2000 Index ranged from  $8 million to  $5.7 billion. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is based on the performance of the JPMorgan Small Company Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. The actual returns of the Portfolio's Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling1-800-480-4111. The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	19.85%
Worst Quarter	4th quarter, 2008	–26.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.85%
Past 5 Years	rr_AverageAnnualReturnYear05	4.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.33%
Class 2 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.20%
Past 5 Years	rr_AverageAnnualReturnYear05	3.83%
Past 10 Years	rr_AverageAnnualReturnYear10	4.76%

Class 2 Shares | JPMorgan Insurance Trust U.S Equity Portfolio
Risk/Return Summary JPMorgan Insurance Trust U.S. Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 2 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 2
Management Fees		0.55%
Distribution (Rule 12b-1) Fees		0.25%
Other Expenses		0.27%
Total Annual Fund Operating Expenses		1.07%
Fee Waivers and Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.05%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 2	107	338	588	1,304

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 2 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 2	107	338	588	1,304

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 75% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Portfolio's weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.73%
Worst Quarter	4th quarter, 2008	–20.67%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 2 Shares JPMorgan Insurance Trust U.S Equity Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 2	13.28%	4.66%	1.67%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	15.06%	2.29%	1.41%
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	13.43%	2.25%	0.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 2 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.05%	[1]
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	338
5 Years	rr_ExpenseExampleYear05	588
10 Years	rr_ExpenseExampleYear10	1,304
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	338
5 Years	rr_ExpenseExampleNoRedemptionYear05	588
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,304
Annual Return 2001	rr_AnnualReturn2001	(10.61%)
Annual Return 2002	rr_AnnualReturn2002	(23.77%)
Annual Return 2003	rr_AnnualReturn2003	25.93%
Annual Return 2004	rr_AnnualReturn2004	7.05%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	16.15%
Annual Return 2007	rr_AnnualReturn2007	10.12%
Annual Return 2008	rr_AnnualReturn2008	(34.94%)
Annual Return 2009	rr_AnnualReturn2009	33.34%
Annual Return 2010	rr_AnnualReturn2010	13.28%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.67%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.28%
Past 5 Years	rr_AverageAnnualReturnYear05	4.66%
Past 10 Years	rr_AverageAnnualReturnYear10	1.67%
Class 2 Shares | JPMorgan Insurance Trust U.S Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust U.S. Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Portfolio's weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class 2 Shares is based on the performance of the Class 1 Shares prior to the inception of the Class 2 Shares (8/16/06). The actual returns of the Class 2 Shares would have been lower than those shown because of their higher expenses. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 2 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.73%
Worst Quarter	4th quarter, 2008	–20.67%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 2 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Class 2 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.43%
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%
Past 10 Years	rr_AverageAnnualReturnYear10	0.85%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.05% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio
Risk/Return Summary JPMorgan Insurance Trust Core Bond Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 1
Management Fees		0.40%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.22%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers and Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.60%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60% of their average daily net assets. This contract cannot be terminated prior to 5/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 1	61	197	344	772

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Core Bond Portfolio Class 1	61	197	344	772

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 10% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest only (IO), principal only (PO) or principal and interest.

The Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio's net assets include borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and 12 years.

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be ssued by a foreign corporation, government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser's discretion. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase.

The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a main strategy of the Portfolio, the Portfolio may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.

The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Interest Rate Risk. The Portfolio's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Portfolio's investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

The Portfolio will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Portfolio to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Foreign Issuer Risks. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks and regulatory issues facing issuers in such foreign countries.

Redemption Risk. The Portfolio may need to sell its holdings in order to meet shareholder redemption requests. The Portfolio could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered.The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2001	5.08%
Worst Quarter	2nd quarter, 2004	–2.30%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust Core Bond Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	9.24%	6.08%	5.94%
BARCLAY'S CAPITAL U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	6.54%	5.80%	5.84%
LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX (Reflects No Deduction for Taxes)	6.07%	5.02%	5.08%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.60%	[1]
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	197
5 Years	rr_ExpenseExampleYear05	344
10 Years	rr_ExpenseExampleYear10	772
1 Year	rr_ExpenseExampleNoRedemptionYear01	61
3 Years	rr_ExpenseExampleNoRedemptionYear03	197
5 Years	rr_ExpenseExampleNoRedemptionYear05	344
10 Years	rr_ExpenseExampleNoRedemptionYear10	772
Annual Return 2001	rr_AnnualReturn2001	8.85%
Annual Return 2002	rr_AnnualReturn2002	9.99%
Annual Return 2003	rr_AnnualReturn2003	3.87%
Annual Return 2004	rr_AnnualReturn2004	4.13%
Annual Return 2005	rr_AnnualReturn2005	2.39%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	6.31%
Annual Return 2008	rr_AnnualReturn2008	1.31%
Annual Return 2009	rr_AnnualReturn2009	9.65%
Annual Return 2010	rr_AnnualReturn2010	9.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.30%)
Past 1 Year	rr_AverageAnnualReturnYear01	9.24%
Past 5 Years	rr_AverageAnnualReturnYear05	6.08%
Past 10 Years	rr_AverageAnnualReturnYear10	5.94%
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Core Bond Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	10.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio is designed to maximize total return by investing in a portfolio of investment grade intermediate- and long-term debt securities. As part of its main investment strategy, the Portfolio may principally invest in corporate bonds, U.S. treasury and other U.S. government and agency securities, and asset-backed, mortgage-related and mortgage-backed securities. Mortgage-related and mortgage-backed securities may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities, commercial mortgage-backed securities, and mortgage pass-through securities. These securities may be structured such that payments consist of interest only (IO), principal only (PO) or principal and interest.

The Portfolio will invest at least 80% of its net assets in bonds. For purposes of this policy, the Portfolio's net assets include borrowings for investment purposes. Generally, such bonds will have intermediate to long maturities. The Portfolio's average weighted maturity will ordinarily range between four and 12 years.

Securities will be rated investment grade (or the unrated equivalent) at the time of purchase. In addition, all securities will be U.S. dollar-denominated although they may be ssued by a foreign corporation, government or its agencies and instrumentalities. The adviser may invest a significant portion or all of its assets in mortgage-related and mortgage-backed securities in the adviser's discretion. The Portfolio expects to invest no more than 10% of its assets in sub-prime mortgage-related securities at the time of purchase.

The Portfolio has flexibility to invest in derivatives and may use such instruments to manage duration, sector and yield curve exposure, credit and spread volatility and to respond to volatile market conditions. Derivatives, which are instruments which have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Portfolio can invest. Although the use of derivatives is not a main strategy of the Portfolio, the Portfolio may use futures contracts, options, and swaps in connection with its principal strategies in order to hedge various investments, for risk management purposes and/or to increase income or gain to the Portfolio.

The adviser buys and sells securities and investments for the Portfolio based on its view of individual securities and market sectors. Taking a long-term approach, the adviser looks for individual fixed income investments that it believes will perform well over market cycles. The adviser is value oriented and makes decisions to purchase and sell individual securities and instruments after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, duration, liquidity and the complex legal and technical structure of the transaction.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Interest Rate Risk. The Portfolio's investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Credit Risk. The Portfolio's investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely. If an issuer's financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Portfolio to sell such investments.

Government Securities Risk. The Portfolio invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support.

Asset-Backed, Mortgage-Related and Mortgage-Backed Securities Risk. The Portfolio may invest in asset-backed, mortgage-related and mortgage-backed securities including so-called "sub-prime" mortgages that are subject to certain other risks including prepayment and call risks. When mortgages and other obligations are prepaid and when securities are called, the Portfolio may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Collateralized mortgage obligations (CMOs) and stripped mortgage-backed securities, including those structured as IOs and POs, are more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities.

The Portfolio will be exposed to additional risk to the extent that it uses inverse floaters and inverse IOs, which are debt securities with interest rates that reset in the opposite direction from the market rate to which the security is indexed. These securities are more volatile and more sensitive to interest rate changes than other types of debt securities. If interest rates move in a manner not anticipated by the adviser, the Portfolio could lose all or substantially all of its investment in inverse IOs.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic and market conditions and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would have been if it had not used derivatives. Derivatives also expose the Portfolio to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.

Foreign Issuer Risks. U.S. dollar denominated securities of foreign issuers or U.S. affiliates of foreign issuers may be subject to additional risks not faced by domestic issuers. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks and regulatory issues facing issuers in such foreign countries.

Redemption Risk. The Portfolio may need to sell its holdings in order to meet shareholder redemption requests. The Portfolio could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered.The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Barclay's Capital U.S. Aggregate Index and the Lipper Variable Underlying Funds General U.S. Government Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2001	5.08%
Worst Quarter	2nd quarter, 2004	–2.30%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | BARCLAY'S CAPITAL U.S. AGGREGATE INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.54%
Past 5 Years	rr_AverageAnnualReturnYear05	5.80%
Past 10 Years	rr_AverageAnnualReturnYear10	5.84%
Class 1 Shares | JPMorgan Insurance Trust Core Bond Portfolio | LIPPER VARIABLE UNDERLYING FUNDS GENERAL U.S. GOVERNMENT FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	6.07%
Past 5 Years	rr_AverageAnnualReturnYear05	5.02%
Past 10 Years	rr_AverageAnnualReturnYear10	5.08%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.60% of their average daily net assets. This contract cannot be terminated prior to 5/1/12 at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust International Equity Portfolio
Risk/Return Summary JPMorgan Insurance Trust International Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust International Equity Portfolio Class 1
Management Fees		0.60%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers and Expense Reimbursements	[1]	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.03%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust International Equity Portfolio Class 1	105	349	613	1,366

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust International Equity Portfolio Class 1	105	349	613	1,366

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 15% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal conditions, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The equity securities in which the Portfolio may invest include, but are not limited to, common stock, preferred stock, convertible securities trust or partnership interests, depositary receipts and warrants and rights.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Portfolio may utilize currency forwards to manage the currency exposure of its foreign investments relative to its benchmark. The Portfolio may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Portfolio, the adviser will seek to diversify the Portfolio by investing in issuers in at least three different countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one region or country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Portfolio may also invest in companies or governments in emerging markets.

The adviser may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Geographic Focus Risk. The Portfolio may concentrate its investments in a region or small group of countries. As a result, the Portfolio's performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio's securities and the price of the Portfolio's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Portfolio may also hedge from one foreign currency to another. However, the Portfolio does not typically use this strategy for its emerging markets currency exposure.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan International Equity Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	24.38%
Worst Quarter	3rd quarter, 2002	–20.84%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust International Equity Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	7.16%	2.50%	2.63%
MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	7.75%	2.46%	3.50%
LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX (Reflects No Deduction for Taxes)	11.09%	2.49%	2.50%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust International Equity Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[1]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,366
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	349
5 Years	rr_ExpenseExampleNoRedemptionYear05	613
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,366
Annual Return 2001	rr_AnnualReturn2001	(19.14%)
Annual Return 2002	rr_AnnualReturn2002	(18.31%)
Annual Return 2003	rr_AnnualReturn2003	32.44%
Annual Return 2004	rr_AnnualReturn2004	18.37%
Annual Return 2005	rr_AnnualReturn2005	10.69%
Annual Return 2006	rr_AnnualReturn2006	22.04%
Annual Return 2007	rr_AnnualReturn2007	9.33%
Annual Return 2008	rr_AnnualReturn2008	(41.35%)
Annual Return 2009	rr_AnnualReturn2009	34.91%
Annual Return 2010	rr_AnnualReturn2010	7.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.84%)
Past 1 Year	rr_AverageAnnualReturnYear01	7.16%
Past 5 Years	rr_AverageAnnualReturnYear05	2.50%
Past 10 Years	rr_AverageAnnualReturnYear10	2.63%
Class 1 Shares | JPMorgan Insurance Trust International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust International Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies. Total return consists of capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the Portfolio will invest at least 80% of the value of its Assets in equity investments. "Assets" means net assets, plus the amount of borrowings for investment purposes. The Portfolio will primarily invest in foreign companies of various sizes, including foreign subsidiaries of U.S. companies.

The equity securities in which the Portfolio may invest include, but are not limited to, common stock, preferred stock, convertible securities trust or partnership interests, depositary receipts and warrants and rights.

The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Portfolio may utilize currency forwards to manage the currency exposure of its foreign investments relative to its benchmark. The Portfolio may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Portfolio, the adviser will seek to diversify the Portfolio by investing in issuers in at least three different countries other than the United States. However, the Portfolio may invest a substantial part of its assets in just one region or country.

The Portfolio intends to invest in companies (or governments) in the following countries or regions: the Far East (including Japan, Hong Kong, Singapore and Malaysia), Western Europe (including the United Kingdom, Germany, the Netherlands, France, Switzerland, Italy, Scandinavia and Spain), Australia, Canada and other countries or areas that the adviser may select from time to time. A substantial part of the Portfolio's assets may be invested in U.S. companies based in countries that are represented in the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index. However, the Portfolio may also invest in companies or governments in emerging markets.

The adviser may adjust the Portfolio's exposure to each currency based on its view of the markets and issuers. The adviser will decide how much to invest in the securities of a particular country or currency by evaluating the yield and potential growth of an investment, as well as the relationship between the currency and the U.S. dollar. The adviser may increase or decrease the emphasis on a type of security, sector, country or currency, based on its analysis of a variety of economic factors, including fundamental economic strength, earnings growth, quality of management, sector growth, credit quality and interest rate trends. The Portfolio may purchase securities where the issuer is located in one country but the security is denominated in the currency of another.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Geographic Focus Risk. The Portfolio may concentrate its investments in a region or small group of countries. As a result, the Portfolio's performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Portfolio's securities and the price of the Portfolio's shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Portfolio hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Portfolio may also hedge from one foreign currency to another. However, the Portfolio does not typically use this strategy for its emerging markets currency exposure.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan International Equity Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and the Lipper Variable Underlying Funds International Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	2nd quarter, 2009	24.38%
Worst Quarter	3rd quarter, 2002	–20.84%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust International Equity Portfolio | MSCI EAFE INDEX (Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.75%
Past 5 Years	rr_AverageAnnualReturnYear05	2.46%
Past 10 Years	rr_AverageAnnualReturnYear10	3.50%
Class 1 Shares | JPMorgan Insurance Trust International Equity Portfolio | LIPPER VARIABLE UNDERLYING FUNDS INTERNATIONAL CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.09%
Past 5 Years	rr_AverageAnnualReturnYear05	2.49%
Past 10 Years	rr_AverageAnnualReturnYear10	2.50%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Risk/Return Summary JPMorgan Insurance Trust Mid Cap Value Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.82%

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	84	262	455	1,014

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	84	262	455	1,014

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 32% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between  $1 billion and  $20 billion at the time of purchase. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counter-party will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. The table compares that performance to the Russell Midcap® Value Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan Mid Cap Value Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	18.20%
Worst Quarter	4th quarter, 2008	–21.85%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - JPMorgan Insurance Trust Mid Cap Value Portfolio	Past 1 Year	Past 5 Years	Life of Portfolio	Inception Date
Class 1	23.45%	4.57%	9.94%	Sep 28, 2001
RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	24.75%	4.08%	9.82%
LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	21.05%	3.25%	8.09%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
JPMorgan Insurance Trust Mid Cap Value Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.17%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_ExpenseExampleNoRedemptionYear01	84
3 Years	rr_ExpenseExampleNoRedemptionYear03	262
5 Years	rr_ExpenseExampleNoRedemptionYear05	455
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,014
Annual Return 2002	rr_AnnualReturn2002	0.82%
Annual Return 2003	rr_AnnualReturn2003	29.63%
Annual Return 2004	rr_AnnualReturn2004	21.06%
Annual Return 2005	rr_AnnualReturn2005	9.21%
Annual Return 2006	rr_AnnualReturn2006	16.84%
Annual Return 2007	rr_AnnualReturn2007	2.45%
Annual Return 2008	rr_AnnualReturn2008	(33.21%)
Annual Return 2009	rr_AnnualReturn2009	26.68%
Annual Return 2010	rr_AnnualReturn2010	23.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Past 1 Year	rr_AverageAnnualReturnYear01	23.45%
Past 5 Years	rr_AverageAnnualReturnYear05	4.57%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2001
JPMorgan Insurance Trust Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Mid Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Portfolio's Assets will be invested in equity securities of mid cap companies, including common stock and debt securities and preferred stocks both of which are convertible into common stock. "Assets" means net assets, plus the amount of borrowings for investment purposes. Mid cap companies are companies with market capitalizations between  $1 billion and  $20 billion at the time of purchase. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a bottom-up approach to stock selection, constructing portfolios based on company fundamentals, quantitative screening and proprietary fundamental analysis. The adviser looks for quality companies, which appear to be undervalued and to have the potential to grow intrinsic value per share. Quality companies generally have a sustainable competitive position, low business cyclicality, high returns on invested capital and strong experienced management.

The adviser may sell a security for several reasons. A security may be sold due to a change in the company's fundamentals or if the adviser believes the security is no longer attractively valued. Investments may also be sold if the adviser identifies a stock that it believes offers a better investment opportunity.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counter-party will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Portfolio. The table compares that performance to the Russell Midcap® Value Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan Mid Cap Value Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past nine calendar years. The table shows the average annual total returns for the past one year, five years and life of the Portfolio.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell Midcap® Value Index, a broad-based securities market index, and the Lipper Variable Underlying Funds Mid-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	18.20%
Worst Quarter	4th quarter, 2008	–21.85%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
JPMorgan Insurance Trust Mid Cap Value Portfolio | RUSSELL MIDCAP INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	24.75%
Past 5 Years	rr_AverageAnnualReturnYear05	4.08%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.82%
JPMorgan Insurance Trust Mid Cap Value Portfolio | LIPPER VARIABLE UNDERLYING FUNDS MID-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	21.05%
Past 5 Years	rr_AverageAnnualReturnYear05	3.25%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	8.09%

Class 1 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return Summary JPMorgan Insurance Trust Small Cap Core Portfolio
What is the goal of the Portfolio?
The Portfolio seeks capital growth over the long term.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 1
Management Fees		0.65%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.39%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers and Expense Reimbursements	[1]	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.04%
[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	106	333	578	1,282

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	106	333	578	1,282

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 45% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell 2000 Index ranged from  $8 million to  $5.7 billion. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan Small Company Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	3rd quarter, 2009	19.96%
Worst Quarter	4th quarter, 2008	–26.24%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust Small Cap Core Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	27.13%	2.83%	4.01%
RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	26.85%	4.47%	6.33%
LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	25.20%	3.83%	4.76%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[1]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	333
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,282
1 Year	rr_ExpenseExampleNoRedemptionYear01	106
3 Years	rr_ExpenseExampleNoRedemptionYear03	333
5 Years	rr_ExpenseExampleNoRedemptionYear05	578
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,282
Annual Return 2001	rr_AnnualReturn2001	(8.03%)
Annual Return 2002	rr_AnnualReturn2002	(21.65%)
Annual Return 2003	rr_AnnualReturn2003	35.98%
Annual Return 2004	rr_AnnualReturn2004	27.17%
Annual Return 2005	rr_AnnualReturn2005	3.42%
Annual Return 2006	rr_AnnualReturn2006	15.01%
Annual Return 2007	rr_AnnualReturn2007	(5.67%)
Annual Return 2008	rr_AnnualReturn2008	(31.98%)
Annual Return 2009	rr_AnnualReturn2009	22.58%
Annual Return 2010	rr_AnnualReturn2010	27.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.24%)
Past 1 Year	rr_AverageAnnualReturnYear01	27.13%
Past 5 Years	rr_AverageAnnualReturnYear05	2.83%
Past 10 Years	rr_AverageAnnualReturnYear10	4.01%
Class 1 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust Small Cap Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of small cap companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of March 31, 2011, the market capitalizations of the companies in the Russell 2000 Index ranged from  $8 million to  $5.7 billion. Sector by sector, the Portfolio's weightings are similar to those of the Russell 2000 Index. The Portfolio can moderately underweight or overweight sectors when it believes it will benefit performance. In implementing its main strategies, the Portfolio's investments are primarily in common stocks and real estate investment trusts (REITs).

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: The Portfolio pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index. In managing the Portfolio, the adviser leverages a proprietary stock ranking system that is enhanced by a fundamental overlay (bottom up research conducted by small cap analysts and the portfolio management team) to determine the attractiveness of stocks within the investment universe. Stocks are ranked and are then placed into portfolios. In general, stocks are purchased when they are among the top ranked within their sector and are sold when their ranking falls. Risk or factor exposures are managed through portfolio construction. Portfolio constraints control for sector weights, position sizes and/or style characteristics of the Portfolio.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Small Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Real Estate Securities Risk. The Portfolio's investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Portfolio will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Portfolio.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance data shown is the performance of the JPMorgan Small Company Portfolio for the periods prior to its reorganization with the Portfolio on 4/24/09. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the Russell 2000® Index and Lipper Variable Underlying Funds Small-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	3rd quarter, 2009	19.96%
Worst Quarter	4th quarter, 2008	–26.24%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.85%
Past 5 Years	rr_AverageAnnualReturnYear05	4.47%
Past 10 Years	rr_AverageAnnualReturnYear10	6.33%
Class 1 Shares | JPMorgan Insurance Trust Small Cap Core Portfolio | LIPPER VARIABLE UNDERLYING FUNDS SMALL-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.20%
Past 5 Years	rr_AverageAnnualReturnYear05	3.83%
Past 10 Years	rr_AverageAnnualReturnYear10	4.76%

[1]	The Portfolio's adviser and administrator (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.03% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio
Risk/Return Summary JPMorgan Insurance Trust U.S. Equity Portfolio
What is the goal of the Portfolio?
The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Fees and Expenses of the Portfolio

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Annual Fund Operating Expenses -		Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 1
Management Fees		0.55%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.27%
Total Annual Fund Operating Expenses		0.82%
Fee Waivers and Expense Reimbursements	[1]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	0.80%
[1]	The Portfolio's adviser and administrator (the Service Providers) have con- tractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 1	82	260	453	1,012

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption - (USD $)	1 Year	3 Years	5 Years	10 Years
Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio Class 1	82	260	453	1,012

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 75% of the average value of its portfolio.

What are the Portfolio's main investment strategies?

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Portfolio's weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

The Portfolio's Main Investment Risks

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

The Portfolio's Past Performance

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

YEAR-BY-YEAR RETURNS

Best Quarter	2nd quarter, 2009	17.72%
Worst Quarter	4th quarter, 2008	–20.62%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Average Annual Total Returns - Class 1 Shares JPMorgan Insurance Trust U.S Equity Portfolio	Past 1 Year	Past 5 Years	Past 10 Years
Class 1	13.58%	4.90%	1.79%
S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)	15.06%	2.29%	1.41%
LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)	13.43%	2.25%	0.85%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.80%	[1]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	260
5 Years	rr_ExpenseExampleYear05	453
10 Years	rr_ExpenseExampleYear10	1,012
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	260
5 Years	rr_ExpenseExampleNoRedemptionYear05	453
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,012
Annual Return 2001	rr_AnnualReturn2001	(10.61%)
Annual Return 2002	rr_AnnualReturn2002	(23.77%)
Annual Return 2003	rr_AnnualReturn2003	25.93%
Annual Return 2004	rr_AnnualReturn2004	7.05%
Annual Return 2005	rr_AnnualReturn2005	2.33%
Annual Return 2006	rr_AnnualReturn2006	16.15%
Annual Return 2007	rr_AnnualReturn2007	10.45%
Annual Return 2008	rr_AnnualReturn2008	(34.80%)
Annual Return 2009	rr_AnnualReturn2009	33.68%
Annual Return 2010	rr_AnnualReturn2010	13.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.62%)
Past 1 Year	rr_AverageAnnualReturnYear01	13.58%
Past 5 Years	rr_AverageAnnualReturnYear05	4.90%
Past 10 Years	rr_AverageAnnualReturnYear10	1.79%
Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Risk/Return Summary JPMorgan Insurance Trust U.S. Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Portfolio?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks to provide high total return from a portfolio of selected equity securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and Example below do not reflect fees and expenses imposed at the variable insurance contract level or which may be imposed by eligible plans. If these expenses were reflected, the total expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	4/30/12
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Portfolio's performance. During the Portfolio's most recent fiscal year, the Portfolio's turnover rate was 75% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 4/30/12 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Portfolio's main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its Assets in equity securities of U.S. companies. "Assets" means net assets, plus the amount of borrowings for investment purposes. In implementing its strategy, the Portfolio primarily invests in common stocks of large- and mid-capitalization U.S. companies but it may also invest up to 20% of its assets in common stocks of foreign companies, including depositary receipts.

Sector by sector, the Portfolio's weightings are similar to those of the S&P 500 Index. Within each sector, the Portfolio focuses on those equity securities that it considers most undervalued and seeks to outperform the S&P 500 through superior stock selection. By emphasizing undervalued equity securities, the Portfolio seeks to produce returns that exceed those of the S&P 500 Index. At the same time, by controlling the sector weightings of the Portfolio so they can differ only moderately from the sector weightings of the S&P 500 Index, the Portfolio seeks to limit its volatility to that of the overall market, as represented by this index.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Portfolio can invest. The Portfolio may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Portfolio, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company's real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Portfolio, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock's price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

Risk [Heading]	rr_RiskHeading	The Portfolio's Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to management risk and may not achieve its objective if the adviser's expectations regarding particular securities or markets are not met.

An investment in this Portfolio or any other fund may not provide a complete investment program. The suitability of an investment in the Portfolio should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Portfolio is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company's financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Portfolio's securities goes down, your investment in the Portfolio decreases in value.

Mid Cap Company Risk. Investments in mid cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. The securities of mid cap companies may trade less frequently and in smaller volumes than securities of larger companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Strategy Risk. An undervalued stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company's value or the factors that the adviser believes will cause the stock price to increase do not occur.

Foreign Securities Risk. Investments in foreign issuers are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, currency fluctuations, expropriation and nationalization risks, higher transactions costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. These risks are magnified in countries in "emerging markets."

Derivatives Risk. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Portfolio's original investment. Many derivatives create leverage thereby causing the Portfolio to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Portfolio to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

Redemption Risk. The Portfolio could experience a loss when selling securities to meet redemption requests by shareholders if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Portfolio wishes to or is required to sell are illiquid.

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution

Investments in the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Portfolio's Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

This section provides some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio. These mutual funds are considered by Lipper to be similar to the Portfolio. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future. Updated performance information is available by calling 1-800-480-4111.

The performance figures shown do not reflect charges imposed by variable insurance contracts or eligible plans through which the Portfolio is offered. The Portfolio's performance will be lower when any such charges are deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Portfolio's Class 1 Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table compares that performance to the S&P 500 Index and the Lipper Variable Underlying Funds Large-Cap Core Funds Index, an index based on the total returns of certain mutual funds within the Lipper designated category for the Portfolio.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of how any class of the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	2nd quarter, 2009	17.72%
Worst Quarter	4th quarter, 2008	–20.62%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2010)
Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | S&P 500 INDEX (Reflects No Deduction for Fees, Expenses or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.06%
Past 5 Years	rr_AverageAnnualReturnYear05	2.29%
Past 10 Years	rr_AverageAnnualReturnYear10	1.41%
Class 1 Shares | JPMorgan Insurance Trust U.S Equity Portfolio | LIPPER VARIABLE UNDERLYING FUNDS LARGE-CAP CORE FUNDS INDEX (Reflects No Deduction for Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	13.43%
Past 5 Years	rr_AverageAnnualReturnYear05	2.25%
Past 10 Years	rr_AverageAnnualReturnYear10	0.85%

[1]	The Portfolio's adviser and administrator (the Service Providers) have con- tractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 1 Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes and extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.80% of their average daily net assets. This contract cannot be terminated prior to 5/1/12, at which time the Service Providers will determine whether or not to renew or revise it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011